Taxation	12 Months Ended
Dec. 31, 2017
Taxation [Abstract]
TAXATION

25. TAXATION

China Lending Corporation is incorporated in British Virgin Islands with zero income tax rate. China Lending Corporation did not generate taxable income in the British Virgin Islands for the period from July 7, 2016 to December 31, 2017.

Adrie is incorporated in the British Virgin Islands with zero income tax rate. Adrie did not generate taxable income in the British Virgin Islands for the period from November 19, 2014 (date of inception) to December 31, 2017.

Feng Hui Holding was incorporated in Hong Kong and is subject to Hong Kong profits tax at 16.5%. No provision for Hong Kong income or profit tax has been made as the Company has no assessable profit for the period from February 11, 2015 (date of inception) to December 31, 2017 because the Company has no operation in Hong Kong.

Jing Kai was incorporated in the PRC. Jing Kai did not generate taxable income in the PRC for the period from May 14, 2015 (date of inception) to December 31, 2017.

Ding Xin was incorporated in the PRC. Ding Xin generated taxable income in the PRC for the period from May 20, 2015 (date of inception) to December 31, 2017, which is subject to PRC income tax at a rate of 25%.

Ding Tai was incorporated in the PRC. Ding Tai did not generate taxable income in the PRC for the period from December 19, 2016 (date of inception) to December 31, 2017.

Feng Hui was incorporated in the PRC. Feng Hui generated taxable income in the PRC for the years ended December 31, 2017 and 2016. As stipulated by the Taxation Law of PRC, Feng Hui is subjected to PRC income tax at a rate of 25%. Feng Hui is a qualified enterprise engaged in industry list of Western Development Strategy and is therefore entitled to preferential tax rate of 15% till December 31, 2020.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended December 31, 2017 and 2016, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.

	For the years ended December 31,
	2017	2016	2015
Income tax expense is comprised of:
Current income tax	$1,869,437	$4,789,085	3,132,831
Deferred income tax (benefit)/ expense	885,312	(667,747)	(274,924)
Total	$2,754,749	$4,121,338	2,857,907

Deferred income taxes are primarily recognized for provision for loan losses. Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of December 31, 2017 and 2016 are presented below:

	December 31,	December 31,
	2017	2016
Accrued interest receivable	34,587	(159,357)
Accrued interest payable	442,258	49,827
Provision for loan losses	9,609,133	967,028
Accruals	20,250	4,109
Interest income	232,621	-
Deferred tax assets	$10,338,849	$861,607
Valuation allowance	(10,338,849)	-
Deferred tax assets, net	$-	$861,607

The Company had no net operating loss carry forward as of December 31, 2017 and 2016 for income tax purpose.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The management considered all available evidence, both positive and negative, in determining the realizability of deferred tax assets at December 31, 2017. Management considered carry back availability, the scheduled reversals of deferred tax liabilities, projected future taxable income during the reversal periods, and tax planning strategies in making this assessment. Management also considered recent history of taxable income, trends in the Company’s earnings and tax rate, positive financial ratios, and the impact of the downturn in the current economic environment (including the impact of credit on provision and provision for loans receivable) of the Company.

The effective tax rates for the years ended December 31, 2017, 2016 and 2015 were (5.3)%, 19.3% and 16.9%, respectively. The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 15% and 25% respectively are as follows:

	For the years ended December 31,
	2017	2016	2015
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of preferential income tax rate	(9.8)	(8.3)	(8.7)
Effect of different income tax rate in other jurisdictions	-	-	0.2
Effect of non-deductible expenses	0.0	0.1	0.5
Provision for DTA allowance	(19.1)	0.0	0.0
Others	(1.4)	2.5	(0.1)
Effective tax rate	(5.3)%	19.3%	16.9%

The enterprise income tax payable was as follows:

	December 31,	December 31,
	2017	2016
Income Tax Payable	$847,528	$810,975